Intangible assets - Summary of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 8,794,919	R$ 8,632,332
Additions	250,588	222,870
Disposals	(92,545)	(45,755)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	(413)	681
Increase (decrease) through net exchange differences, intangible assets and goodwill	1,989	(17,093)
Acquisitions through business combinations, intangible assets and goodwill	(61,613)	(1,884)
Intangible assets ending balance	5,458,102	8,794,919	R$ 8,632,332
Gross carrying amount [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	9,671,160	9,340,909
Additions	531,570	515,740
Disposals	(260,475)	(166,373)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	340	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	681
Increase (decrease) through net exchange differences, intangible assets and goodwill	2,078	(21,681)
Acquisitions through business combinations, intangible assets and goodwill	(61,613)	(1,884)
Intangible assets ending balance	6,448,237	9,671,160	9,340,909
Gross carrying amount [member] | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	5,634,903	5,647,421
Additions	0	0
Disposals	(44,536)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	(3,558,049)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	10	(10,358)
Acquisitions through business combinations, intangible assets and goodwill	(45,787)	(2,160)
Intangible assets ending balance	2,078,115	5,634,903	5,647,421
Gross carrying amount [member] | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,793,696	1,793,405
Additions	4,290	6,285
Disposals	(8,054)	(7,934)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	(5,324)	(1,940)
Intangible assets ending balance	1,795,256	1,793,696	1,793,405
Gross carrying amount [member] | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	550,999	551,000
Additions	2,067	1
Disposals	(11,829)	(2)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	541,237	550,999	551,000
Gross carrying amount [member] | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,334,698	1,162,311
Additions	165,040	220,627
Disposals	(172,031)	(62,862)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	79,483	23,160
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	681
Increase (decrease) through net exchange differences, intangible assets and goodwill	2,070	(11,323)
Acquisitions through business combinations, intangible assets and goodwill	(10,502)	(2,104)
Intangible assets ending balance	1,419,762	1,334,698	1,162,311
Gross carrying amount [member] | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	26,024	26,024
Additions	0	0
Disposals	0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	26,024	26,024	26,024
Gross carrying amount [member] | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	5,674	5,674
Additions	0	0
Disposals	(5,674)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	0	5,674	5,674
Gross carrying amount [member] | Software in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	274,608	66,820
Additions	326,779	254,664
Disposals	(17,230)	(23,716)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	(79,143)	(23,160)
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	505,014	274,608	66,820
Gross carrying amount [member] | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	50,558	88,254
Additions	33,394	34,163	16,728
Disposals	(1,121)	(71,859)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(2)	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	82,829	50,558	88,254
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(876,241)	(708,577)
Additions	(280,982)	(292,870)
Disposals	167,930	120,618
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	(340)	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	(413)	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(89)	4,588
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	(990,135)	(876,241)	(708,577)
Accumulated amortization | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(343,981)	(278,032)
Additions	(60,333)	(70,690)
Disposals	990	4,741
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	(403,324)	(343,981)	(278,032)
Accumulated amortization | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(20,219)	(10,816)
Additions	(9,401)	(9,404)
Disposals	3,350	1
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	(26,270)	(20,219)	(10,816)
Accumulated amortization | Computer software [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(474,163)	(337,935)
Additions	(190,718)	(184,397)
Disposals	154,787	43,581
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	(340)	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	(413)	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(89)	4,588
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	(510,936)	(474,163)	(337,935)
Accumulated amortization | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(12,834)	(7,751)
Additions	(4,872)	(5,083)
Disposals	0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	(17,706)	(12,834)	(7,751)
Accumulated amortization | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(5,673)	(6,108)
Additions	0	(16)
Disposals	5,673	451
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	0	(5,673)	(6,108)
Accumulated amortization | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(19,371)	(67,935)
Additions	(15,658)	(23,280)
Disposals	3,130	71,844
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Increase (Decrease) Through Effects Of Hyperinflation, Intangible Assets And Goodwill	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0
Acquisitions through business combinations, intangible assets and goodwill	0	0
Intangible assets ending balance	R$ (31,899)	R$ (19,371)	R$ (67,935)